Financial Risks - Summary of Financial Assets that are Either Past Due or Impaired (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 1,381	€ 1,803
Financial assets impaired [member] | Share [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	48	81
Financial assets impaired [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1,063	1,326
Financial assets impaired [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	262	377
Financial assets impaired [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		6
Financial assets impaired [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	3	3
Financial assets impaired [member] | Other financial asset [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	6	9
Past due but not impaired assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	244	197
Past due but not impaired assets [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	91	73
Past due but not impaired assets [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	117	87
Past due but not impaired assets [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	35	36
Past due but not impaired assets [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1	1
Past due but not impaired assets [member] | 0 - 6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	191	167
Past due but not impaired assets [member] | 0 - 6 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	49	58
Past due but not impaired assets [member] | 0 - 6 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	111	80
Past due but not impaired assets [member] | 0 - 6 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	31	29
Past due but not impaired assets [member] | 6 - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	18	17
Past due but not impaired assets [member] | 6 - 12 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	14	9
Past due but not impaired assets [member] | 6 - 12 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	2	4
Past due but not impaired assets [member] | 6 - 12 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1	4
Past due but not impaired assets [member] | 6 - 12 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1
Past due but not impaired assets [member] | Not later than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	35	13
Past due but not impaired assets [member] | Not later than 1 year [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	28	7
Past due but not impaired assets [member] | Not later than 1 year [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	4	3
Past due but not impaired assets [member] | Not later than 1 year [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	3	2
Past due but not impaired assets [member] | Not later than 1 year [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 1	€ 1